Loans and financing - Summary of Loan and Financing Operations (Parenthetical) (Detail) € in Thousands, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2020 USD ($)	Jun. 19, 2019 USD ($)	Jun. 19, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,153	$ 3,279		$ 6,359
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt covenant conversion ratio	1X	1.2X
BNDES [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 189	$ 891
Borrowings interest rate	8.50%		8.50%
Borrowings maturity description	Payments are on a monthly basis for 48 months, with the first installment due in April 2019 and the last installment maturing in March 2023
Percentage of guarantee provided	30.00%		30.00%
BNDES [Member] | BRAZIL
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,014		R$ 15,577
Itau [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 964	$ 2,388			$ 7,782	€ 6,909
Borrowings interest rate					1.77%	1.77%
Borrowings adjustment to interest rate basis					2.65%	2.65%